Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Revenues
Revenues	$ 378,687	$ 383,201	[1]	$ 401,806	[1]
Net pool allocation	1,058	3,700	[1]
Time charters
Revenues
Revenues	373,693	371,726		401,806
Participation in Cool Pool
Revenues
Revenues	4,994	11,475
Net pool allocation	$ 1,058	$ 3,700		$ 0

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).